Warrants	12 Months Ended
Dec. 31, 2018
Disclosure of warrants [Abstract]
Warrants
14	Warrants

Warrant activity for the years ended December 31, 2018 and 2017 was as follows:

			2018			2017
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
		$	$		$	$
Opening balance	2,087,598	2.46	674	2,725,596	2.27	660
Granted	134,766	6.53	332	144,231	4.22	208
Exercised	(2,029,905)	2.41	(591)	(782,229)	2.18	(194)
Closing balance	192,459		415	2,087,598		674

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average grant date value per warrant of warrants issued in 2018 was $2.47 (2017 - $1.44), determined using the Black-Scholes valuation model and the following weighted average assumptions:

	2018	2017
Risk-free interest rate	1.84%	2.70%
Expected volatility	68%	72%
Expected dividend yield	–	–
Expected life (years)	2	2